Equity (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)	$ 47,400,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	1 year 4 months 9 days
Unrecognized compensation cost (in Dollars)	$ 100,000
Restricted Stock Units (RSUs)
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	2 years 6 months 21 days